Note 7 - Financial Instruments (Details Textual) - CAD ($) $ in Thousands		3 Months Ended
	Aug. 22, 2018	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2020	Aug. 21, 2018
Statement Line Items [Line Items]
Number of shares under share swap agreement (in shares)						2,500,000
Value of shares under share swap agreement	$ 23,803					$ 33,803
Cash payments for futures contracts, forward contracts, option contracts and swap contracts, classified as financing activities	$ 10,000	$ 21,488
Foreign exchange basis curve length (Year)		5 years
Not later than one year [member] | Bottom of range [member]
Statement Line Items [Line Items]
Percentage of forecasted cash flows hedged		50.00%
Not later than one year [member] | Top of range [member]
Statement Line Items [Line Items]
Percentage of forecasted cash flows hedged		100.00%
Later than one year and not later than two years [member] | Bottom of range [member]
Statement Line Items [Line Items]
Percentage of forecasted cash flows hedged		0.00%
Later than one year and not later than two years [member] | Top of range [member]
Statement Line Items [Line Items]
Percentage of forecasted cash flows hedged		50.00%
Long-term debt [member]
Statement Line Items [Line Items]
Financial liabilities, at fair value		$ 589,800			$ 596,200
Senior unsecured 8.75% term loan [member]
Statement Line Items [Line Items]
Borrowings, interest rate					8.75%
Senior subordinated 6.75% convertible debentures [member]
Statement Line Items [Line Items]
Financial liabilities, at fair value		$ 100,000
Borrowings, interest rate		6.75%
The 6.75% convertible bonds [member]
Statement Line Items [Line Items]
Financial liabilities, at fair value		$ 160,000
Borrowings, interest rate		6.75%
The 6.5% convertible debentures [member]
Statement Line Items [Line Items]
Borrowings, interest rate		6.50%
Commodity price risk [member]
Statement Line Items [Line Items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent		10.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on profit or loss		$ 188,963
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on other comprehensive income (loss)		$ 187,861
Commodity price risk [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent			10.00%
Sensitivity analysis for types of market risk, reasonably possible increase in risk variable, impact on profit or loss before taxes			$ 194,030
Sensitivity analysis for types of market risk, reasonably possible decrease in risk variable, impact on profit or loss before taxes			$ 192,928
Currency risk [member]
Statement Line Items [Line Items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent		5.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on profit or loss		$ 2,900
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on other comprehensive income (loss)		$ 3,000
Interest rate risk [member]
Statement Line Items [Line Items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent		1.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on profit or loss		$ 551
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on other comprehensive income (loss)		606
Supplier risk [member]
Statement Line Items [Line Items]
Financial assets, at fair value		17,063		8,246
Credit risk [member]
Statement Line Items [Line Items]
Risk exposure associated with instruments sharing characteristic		$ 82,001		$ 102,209